Shareholder Fees	Feb. 27, 2026 USD ($)
FORT PITT CAPITAL TOTAL RETURN FUND | FORT PITT CAPITAL TOTAL RETURN FUND
Prospectus [Line Items]
Shareholder Fee, Other	$ 0